Related party transactions	6 Months Ended
Jun. 30, 2025
Disclosure of transactions between related parties [abstract]
Related party transactions
10. Related party transactions
The Group enters into transactions with its associate undertakings, primarily in relation to pass-through billing arrangements.

The following amounts were outstanding at 30 June 2025 and 31 December 2024:

	30 June 2025	31 December 2024
	£m	£m
Amounts owed by related parties	109	68
Amounts owed to related parties	(124)	(104)
There are no material provisions for doubtful debts relating to these balances and no material expense has been recognised in the income statement in relation to bad or doubtful debts for the period ended 30 June 2025